Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Basis of Presentation and Principle of Consolidation

Basis of presentation and principle of consolidation

The consolidated financial statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The consolidated financial statements of the Group include the financial statements of the Company, its wholly-owned subsidiaries, its VIEs and the VIEs’ subsidiaries. The Company believes that the disclosures are adequate to make the information presented not misleading.

Use of Estimates

Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported and disclosed in the consolidated financial statements and accompanying notes. Significant accounting estimates reflected in the Group’s consolidated financial statements include allowance for doubtful accounts, inventory valuation, the useful lives of long-lived assets, impairment of long-lived assets, impairment of goodwill, product warranties, fair value measurement of ordinary shares and preferred shares, fair value measurement of long-term available-for-sale investments and long-term investments of non-marketable equity securities with fair value change through profit or loss, share-based compensation, the valuation allowance for deferred tax assets and income tax. Actual results could differ from those estimates, and such differences may be material to the consolidated financial statements.

Fair Value

Fair value

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

Level 1

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Measured fair value on a recurring basis

The Group measured its financial assets and liabilities primarily including available-for-sale securities at fair value on a recurring basis as of December 31, 2017 and 2018.

Measured fair value on a nonrecurring basis

The Group measured the fair value of the intangible assets acquired through non-monetary exchange at fair value. The fair values was determined using models with significant unobservable inputs (Level 3 inputs).

The Group used the income approach by applying the discounted cash flow method (“DCF”). The DCF involves applying an appropriate discount rate to discount future cash flows to present value. The future cash flows represent management’s best estimation as of the measurement date. The projected cash flow estimation includes, among others, analysis of projected revenue growth, gross margins and terminal value and these assumptions are consistent with the Group’s business plan. In determining an appropriate discount rate, the Group has considered the weighted average cost of capital (“WACC”) by considering relative risk of the industry and the characteristics of the Company. A discount rate of 22% as of the valuation date was used for the fair value measurement of intangible assets.

The Group measured acquired intangible assets using the income approach-discounted cash flow method when events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. The Group did not recognize any impairment loss related to acquired intangible assets arising from acquisitions during the years ended December 31, 2016, 2017 and 2018.

2. SIGNIFICANT ACCOUNTING POLICIES - continued

Measured fair value on a nonrecurring basis – continued

The Group measured goodwill at fair value on a nonrecurring basis when it is evaluated annually or whenever events or changes in circumstances indicate that the carrying amount of a reporting unit exceeds its fair value as a result of the impairment assessments. The fair value of goodwill is determined using discounted cash flows, and an impairment loss will be recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill. The Group did not recognize any impairment loss related to goodwill during the year ended December 31, 2016, 2017 and 2018.

For equity investments without readily determinable fair values for which the Company elected to use the measurement alternative starting in 2018, the equity investment is measured at fair value on a nonrecurring basis when there is an orderly transaction for identical or similar investments of the same issuer.

Fair Value of Financial Instruments

Fair value of financial instruments

The Group’s financial instruments consist primarily of cash and cash equivalents, term deposit, accounts receivable, restricted cash, amount due from related parties, available-for-sale securities investments, accounts payable, notes payable, short-term bank borrowing and amount due to related parties. The Company carries its available-for-sales investments at fair value. The carrying amounts of cash and cash equivalents, term deposit, accounts receivable, restricted cash, amount due from related parties, accounts payable, notes payable and short-term bank borrowings approximate their fair values due to the short-term maturities of these instruments.

Cash and Cash Equivalents

Cash and cash equivalents

Cash and cash equivalents consist of cash on-hand, demand deposits with financial institutions, term deposits with an original maturity of three months or less and highly liquid investments, which are unrestricted from withdrawal or use, or which have original maturities of three months or less when purchased.

Restricted Cash

Restricted cash

Restricted cash represents deposits made to the bank for bank acceptance notes (or notes payable) issued by the Group. When the Group issues the bank acceptance notes, the banks requires the Group to make a deposit for 40% or 60% of the face value of the bank acceptance notes issued as collateral. The deposits for unsettled bank acceptance notes are recorded as restricted cash in the consolidated balance sheet as of December 31, 2017 and 2018.

Term Deposit	Term deposit Term deposits consist of deposits placed with financial institutions with original maturities of greater than three months and less than one year.
Accounts Receivable	Accounts receivable Accounts receivable represents those receivables derived in the ordinary course of business, net of allowance for doubtful accounts.
Allowance for Doubtful Accounts

Allowance for doubtful accounts

The Group maintains an allowance for doubtful accounts for estimated losses on uncollected accounts receivable. Management considers the following factors when determining the collectability of specific accounts: creditworthiness of customers, aging of the receivables, past transaction history with customers and their current condition, changes in customer payment terms, specific facts and circumstances, and the overall economic climate in the industries the Group serves. As of December 31, 2017 and 2018, the Company recorded nil allowance for doubtful account.

Inventories

Inventories

Inventories of the Group consist of raw materials, finished goods and work in process. Inventories are stated at the lower of cost or net realizable value on a weighted average basis. Inventory costs include expenses that are directly or indirectly incurred in the purchase, including shipping and handling costs charged to the Group by suppliers, and production of manufactured product for sale. Expenses include the cost of materials and supplies used in production, direct labor costs and allocated overhead costs such as depreciation, insurance, employee benefits, and indirect labor. Cost is determined using the weighted average method. The Group assesses the valuation of inventory and periodically writes down the value for estimated excess and obsolete inventory based upon the product life cycle. During the years ended December 31, 2016, 2017 and 2018, inventory write-down amounted to RMB1,037, RMB2,449 and nil, respectively.

Short-Term Investments

Short-term investments

Short-term investments are mainly consist of investment in convertible bonds with a maturity of less than one year. These investments are accounted for as available-for-sale investments and measured at fair value.

Prepaid Expenses and Other Current Assets	Prepaid expenses and other current assets Prepaid expenses and other current assets primarily consist of advance to suppliers, prepaid expenses, other receivables and value-added tax receivables.
Property, Plant and Equipment, Net

Property, plant and equipment, net

Property, plant and equipment are carried at cost less accumulated depreciation. Depreciation is calculated on a straight-line basis over the following estimated useful lives:

Software and electronic equipment	3-5 years
Building	20 years
Leasehold improvements	Shorter of the lease term or estimated useful lives

Intangible Assets, Net

Intangible assets, net

Acquired intangible assets other than goodwill consist of the domain name for the Company’s website www.huami.com, trademark and patents.

The domain name is recognized as an intangible asset with indefinite life and evaluated for impairment at least annually or if events or changes in circumstances indicate that the asset might be impaired. Such impairment test compares the fair values of asset with its carrying value amounts and an impairment loss is recognized if and when the carrying amounts exceed the fair value. The estimates of values of the intangible asset not subject to amortization are determined using discounted cash flow valuation approach. Significant assumptions are inherent in this process, including estimates of discount rates.

The trademark and patents are recognized as intangible assets with finite lives and are amortized on a straight-line basis over their expected useful economic lives. Amortization is calculated on a straight-line basis over the estimated useful life of 10 years.

Goodwill

Goodwill

Goodwill represents the excess of the purchase price over the fair value of identifiable net assets acquired in business combination. Goodwill is not amortized but is tested for impairment annually or more frequently if events on changes in circumstance indicate that it might be impaired.

Goodwill is tested for impairment at the reporting unit level on an annual basis and between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying value. These events or circumstances could include a significant change in the stock prices, business climate, legal factors, operating performance indicators, competition, or sale or disposition of a significant portion of a reporting unit.

2. SIGNIFICANT ACCOUNTING POLICIES - continued

Goodwill – continued

Application of the goodwill impairment test requires judgment, including the identification of reporting units, assignment of assets and liabilities to reporting units, assignment of goodwill to reporting units, and determination of the fair value of each reporting unit. The estimation of fair value of each reporting unit using a discounted cash flow methodology also requires significant judgments, including estimation of future cash flows, which is dependent on internal forecasts, estimation of the long-term rate of growth for the Group’s business, estimation of the useful life over which cash flows will occur, and determination of the Group’s weighted average cost of capital. The estimates used to calculate the fair value of a reporting unit change from year to year based on operating results and market conditions. Changes in these estimates and assumptions could materially affect the determination of fair value and goodwill impairment for the reporting unit.

The Group performs a two-step goodwill impairment test. The first step compares the fair values of each reporting unit to its carrying amount, including goodwill. If the fair value of a reporting unit exceeds its carrying amount, goodwill is not considered impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of the affected reporting unit’s goodwill to the carrying value of that goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. This allocation process is only performed for purposes of evaluating goodwill impairment and does not result in an entry to adjust the value of any assets or liabilities. An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill.

During the year ended December 31, 2017 and 2018, the Group recognized nil impairment loss on goodwill.

Long-Term Investments

Long-term investments

The Group’s long-term investments consist of equity securities without readily determinable fair value, equity method investments and available-for-sale securities investments.

(a)	Equity securities without readily determinable fair value

On January 1, 2018, the Group adopted Accounting Standards Update ("ASU") No. 2016-01 Financial Instruments-Overall: Recognition and Measurement of Financial Assets and Financial Liabilities and 2018-03 Technical Corrections and Improvements to Financial Instruments – Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities. Prior to 2018, for investee companies over which the Group does not have significant influence or a controlling interest, equity securities without determinable fair value were accounted for using the cost method of accounting, measured at cost less other-than-temporary impairment. Starting in 2018, these securities are measured and recorded using a measurement alternative that measures the securities at cost minus impairment, if any, plus or minus changes resulting from qualifying observable price changes.

The Group reviews its equity securities without readily determinable fair value for impairment at each reporting period by considering factors including, but not limited to, current economic and market conditions, the operating performance of the companies including current earning trends and other company specific information. During the years ended December 31, 2016, 2017 and 2018, the Group did not record any impairment losses on its equity securities without readily determinable fair values.

(b)	Equity Method Investments

For an investee company over which the Group has the ability to exercise significant influence, but does not have a controlling interest, the Group accounts for the investment under the equity method. Significant influence is generally considered to exist when the Group has an ownership interest in the voting stock of the investee between 20% and 50%. Other factors, such as representation on the investee’s board of directors, voting rights and the impact of commercial arrangements are also considered in determining whether the equity method of accounting is appropriate.

Under the equity method of accounting, the investee company’s accounts are not reflected within the Group’s consolidated balance sheets and statements of operations; however, the Group’s share of the earnings or losses of the investee company is reflected in the caption “(loss)/income from equity method investments” in the consolidated statements of operations.

2. SIGNIFICANT ACCOUNTING POLICIES - continued

Long-term investments – continued

An impairment charge is recorded if the carrying amount of the investment exceeds its fair value and this condition is determined to be other-than-temporary. The Group estimated the fair value of the investee company based on comparable quoted price for similar investment in active market, if applicable, or discounted cash flow approach which requires significant judgments, including the estimation of future cash flows, which is dependent on internal forecasts, the estimation of long-term growth rate of a company’s business, the estimation of the useful life over which cash flows will occur, and the determination of the weighted average cost of capital. The Group recorded nil, nil and RMB4,133 impairment losses on its equity method investments during the years ended December 31, 2016, 2017 and 2018.

(c)	Available-for-sale Investments

For investments which are determined to be debt securities, the Group accounts for them as long-term available-for-sale investments when they are not classified as either trading or held-to-maturity investments.

Available-for-sale investment is carried at its fair value and the unrealized gains or losses from the changes in fair values are included in accumulated other comprehensive income.

The Group reviews its available for sale investments for other than temporary impairment based on the specific identification method. The Group considers available quantitative and qualitative evidence in evaluating potential impairment of its investments. If the cost of an investment exceeds the investment’s fair value, the Group considers, among other factors, general market conditions, government economic plans, the duration and the extent to which the fair value of the investment is less than the cost, the Group’s intent and ability to hold the investment, and the financial condition and near term prospects of the investees. The Group recorded nil, nil and RMB3,457 impairment losses on its available- for-sale investments during the years ended December 31, 2016, 2017 and 2018, respectively.

Notes Payable

Notes payable

The Group endorses bank acceptance notes (“Notes”) to suppliers in the PRC in the normal course of business. The Group may endorse these Notes with its suppliers to clear its accounts payable. When the Notes are endorsed by the Group, the Group is jointly liable with other endorsers in the Notes. Notes that have been presented to banks or endorsed with suppliers are derecognized from the consolidated balance sheets when the Notes are settled with banks or when the obligations as endorser are discharged.

Revenue Recognition

Revenue recognition

On January 1, 2018, the Group adopted Accounting Standards Update (ASU) 2014-09, Revenue Contracts with Customers (Topic 606), "Topic 606" applying the modified retrospective method to all contracts that were not completed as of January 1, 2018. Results for reporting periods beginning after January 1, 2018 are presented under Topic 606, while prior period amounts are not adjusted and continue to be reported under the accounting standards in effect for the prior period. Please see the newly adopted accounting pronouncement for detail regarding the impact on the Group's financial statements that arise from the adoption.

Nature of Goods and Services

The Group generates substantially all of its revenues from sales of smart, wearable devices. The Group also generates a small amount of its revenues from its subscription-based services. For the year ended December 31, 2018, the Group generated 66.9% of revenue from one customer for sales of exclusively designed and manufactured smart wearable devices and 33.1% of revenue from sales of the Group's self-branded products and others. Revenue is recognized when control of the promised goods or services is transferred to the customer, in an amount that reflects the consideration the Group expects to be entitled to in exchange for the goods or services. The Group recognizes revenue, net of estimated sales returns and value-added taxes ("VAT").

The Group has determined that its contracts with its customers include multiple performance obligations that the Group accounts for separately as those are distinct from other items in the contract. The first performance obligation is the smart wearable device and embedded firmware that is essential to the functionality of the device, which the customer can benefit from it on its own or with other resources that are readily available to the customer. The second performance obligation is the software services included with the products, which are provided free of charge and enable users to sync, view, and access real-time data on the Group’s mobile apps. The third performance obligation is the embedded right included with the purchase of the device to receive, on a when-and-if-available basis, future unspecified firmware upgrades and features relating to the product’s essential firmware.

2. SIGNIFICANT ACCOUNTING POLICIES - continued

Revenue recognition – continued.

The Group allocates the transaction price to all performance obligations based on their relative standalone selling prices. The standalone selling prices are determined based on the expected cost plus margin as the Group determined that no observable price is available for any of its performance obligation. The Group considered multiple factors in the process of determining its cost plus margin including consumer behaviours and the Group’s internal pricing model. The cost plus margin estimated selling price for the smart and wearable devices comprised the majority of the transaction. The cost plus margin estimated selling price for the software services and software upgrades was estimated from RMB1.77 to RMB5.68 per unit for the year ended December 31, 2018. The Group recognizes revenue for the amounts allocated to the connected smart and wearable devices when the customer obtains control of the Group's product, which occurs at a point of time, typically upon delivery to the reseller and acceptance by the reseller, who has been identified as the customer of the Group. Amounts allocated to the software services and unspecified upgrade rights are deferred and recognized over time as the customer simultaneously receives and consumes the benefit over an estimated nine-month period.

Sales of self-branded products and others

For the year ended December 31, 2018, the Group generated 33.1% of revenues from sales of the Group's self-branded products and others to retailers, distributors and end users. The Group’s revenue recognition for its self-branded products was consistent with that described in the preceding paragraphs.

Cooperation Agreement with One Customer

Cooperation agreement with one customer

For the year ended December 31, 2018, the Group generated 66.9% of revenues from one customer for sales of exclusively designed and manufactured smart wearable devices. That customer is also the sole distributor for such smart wearable devices and is one of our shareholders (see Note 22). Under the cooperation agreement with this customer, the Group produces and assembles final product for shipments of wearable devices to that customer, who are then responsible for commercial distribution and sale of the product.

The arrangement includes two payment instalments. The first payment instalment is priced to recover the costs incurred by the Group in developing and shipping the devices to the customer and is due from the customer to the Group once the products have been delivered and accepted by the customer. The Group allocates the initial payment instalment between the hardware device, the software services, and the software upgrades based on their standalone selling price and recognizes revenue based on its recognition policy further described in the preceding paragraph. The Group is also entitled to receive a potential second instalment payment calculated as 50 percent of the future net profits from commercial sales made by the customer. The Group has determined that the second instalment consideration constitutes variable consideration and includes the amount in the transaction price to the extent it is not constrained and it is probable that a significant reversal in the amount of the cumulative revenue recognized will not occur in a future period (see below for further details). The second instalment is also allocated between the hardware device, the software services, and the software upgrades based on the relative standalone price and is recognized based on the Group's recognition policy further described in the preceding paragraph. The Group’s revenue recognition policy of its products under its cooperation agreement is substantially consistent with that for its sales of self-branded products except that the instalment payments arrangement under the cooperation agreement is not available to the self-branded products.

Variable Consideration

Revenues from product sales are recorded at the net sales price (transaction price), which includes estimate of variable consideration which result from the Group's cooperation agreement with one customer (see above for more details). The amount of variable consideration is included in the transaction price to the extent it is not constrained and that it is probable that a significant reversal in the amount of the cumulative revenue recognized will not occur in a future period. Actual amounts of consideration ultimately received may differ from the Group's estimates. If actual results in the future vary from the Group's estimates, the Group will adjust these estimates, which would affect revenue and earnings in the period such variances are known.

Sales Incentive

Starting in 2018, the Group provides sales incentives to its customers for self-branded products, including reduced sales prices and volume-based discounts. Volume discounts are negotiated on a contract-by-contract basis with customers and the discount will increase depending upon the volume purchased over the period. The sales incentives are discounts to be applied to future sales to the customer which cannot be exchanged for cash. To the extent that the volume discount or sales incentive represents a material right or options to acquire additional goods or services at a discount in the future period, the material right is recognized as a separate performance obligation at the outset of the arrangement based on the most likely amount of incentive to be provided to the customer. Amounts allocated to a material right are recognized as revenue when those future goods are sold to the customers.

2. SIGNIFICANT ACCOUNTING POLICIES - continued

Practical Expedients and Exemptions

The Group generally expenses sales commissions when incurred because the amortization period would have been one year or less.  These costs are recorded within selling and marketing expenses. In addition, the Group does not disclose the value of unsatisfied performance obligations as all of its contracts have an original expected length of one year or less.

Periods prior to January 1, 2018

The Group recognized revenue when a persuasive evidence of an arrangement exists, delivery has occurred and the services have been rendered, the sales price is fixed or determinable, and collection is reasonably assured. The Group recognized revenue, net of estimated sales returns and value-added taxes ("VAT").

The Group’s contracts with its customers included multiple element arrangements. The first deliverable was the smart wearable device and embedded firmware that was essential to the functionality of the device. The second deliverable was the software services included with the products, which were provided free of charge and enabled users to sync, view, and access real-time data on the Group’s mobile apps. The third deliverable was the embedded right included with the purchase of the device to receive, on a when-and-if-available basis, future unspecified firmware upgrades and features relating to the product’s essential firmware.

The Group allocated revenue to all deliverables based on their relative selling prices. The Group used a hierarchy to determine the selling price to be used for allocating revenue to the deliverables: (i) vendor-specific objective evidence (“VSOE”) of fair value, (ii) third-party evidence (“TPE”), and (iii) best estimate of the selling price (“BESP”). Because the Group did not have neither VSOE nor TPE for any of its deliverables, revenue was allocated to the deliverables on the Group’s BESP as if each deliverable was sold regularly on a stand-alone basis. The Group’s process for determining its BESP considered multiple factors including consumer behaviors and the Group’s internal pricing model. The BESP for the smart and wearable devices comprised the majority of the arrangement consideration. The BESP for the software services and software upgrades was estimated from RMB 0.43 to RMB 2.82 per unit and from RMB1.30 to RMB 5.69 per unit for the years ended December 31, 2016 and 2017, respectively. The Group recognized revenue for the amounts allocated to the connected smart and wearable devices at the time of delivery (except as noted below), provided the other conditions for revenue recognition have been met. Revenue for products sold through distributors or retailers was recognized on a sell-in basis. Amounts allocated to the software services and unspecified upgrade rights were deferred and recognized on a straight-line basis over their estimated usage period which approximately 9 months.

Sales of self-branded products and others

For the years ended December 31, 2016 and 2017, the Group generated 7.9% and 21.2% of revenues from sales of the Group's self-branded products and others to retailers, distributors and end users. The Group’s revenue recognition for its self-branded products was consistent with that described in the preceding paragraphs.

Cooperation agreement with one customer

For the years ended December 31, 2016 and 2017, the Group generated 92.1% and 78.8% of revenues from one customer for sales of exclusively designed and manufactured smart wearable devices.  That customer was also the sole distribution channel for such smart wearable devices and is one of our shareholders (see Note 22). Under the cooperation agreement with this customer, the Group produces and assembles final product for shipments of wearable devices to that customer, who are then responsible for commercial distribution and sale of the product.  The arrangement includes two payment instalments. The first payment instalment is priced to recover the costs incurred by the Group in developing and shipping the devices to the customer and is due from the customer to the Group once products have been delivered and accepted by the customer. The Group allocates the initial payment instalment between the hardware device, the software services, and the software upgrades based on their relative fair value and recognizes revenue based on its recognition policy further described in the preceding paragraph. The Group is also entitled to receive a potential second instalment payment calculated as 50 percent of the future net profits from commercial sales made by the customer. Given the revenue from the profit sharing arrangement is contingent on the commercial sale, the Group recognized revenue from the second instalment in the period following the commercial sale by the customer, which is when the fee was fixed and determinable. The fee related to the second instalment was usually earned by the Group between 30 to 45 days after initial shipment of the product to the customer. The second instalment was also allocated between the hardware device, the software services, and the software upgrades based on their relative fair value and is recognized based on the Group's recognition policy further described in the preceding paragraph. The Group’s revenue recognition policy of its products under its cooperation agreement was substantially consistent with that for its sales of self-branded products except that the instalment payments arrangement under the cooperation agreement is not available for the self-branded products.

Value Added Taxes

2. SIGNIFICANT ACCOUNTING POLICIES - continued

Value added taxes

"VAT" on sales was previously calculated at 17% on revenue from products before May 1, 2018 and thereafter, in accordance with Cai Shui [2018] No.32, the VAT rate decreased to 16%. The Group reports revenue net of VAT. Subsidiaries that are VAT general tax payers are allowed to offset qualified VAT paid against their output VAT liabilities.

Rights of Return

Rights of return

The Group offers limited sales returns for self-branded products sold directly to its customers. The Group estimates the amount of its products sales that may be returned by its customers and records this estimate as a reduction of revenue in the period the related revenue is recognized. The Group currently estimates product return liabilities using its own historical sales information. For the years ended December 31, 2017 and 2018, returns have been insignificant.

Cost of Revenues

Cost of revenues

Cost of revenues consists primarily of material costs, salaries and benefits for staff engaged in production activities and related expenses that are directly attributable to the production of products. The shipping and handling fees billed to the customers are presented as part of cost of revenues as well.

Product Warranty

Product warranty

The Group offers a standard product warranty that the product will operate under normal use. For products sold to the one customer under the cooperation agreement, the warranty period is 18 months which includes a six month warranty to that customer and an additional 12 months warranty to end-users. For products sold directly to end users, the warranty period include a 12 months warranty to end users. The Group has the obligation, at its option, to either repair or replace the defective product.

At the time revenue is recognized, an estimate of future warranty costs is recorded as a component of cost of revenues. The reserves established are regularly monitored based upon historical experience and any actual claims charged against the reserve. Warranty reserves are recorded as a cost of revenue.

Research and Development Expenses

Research and development expenses

Research and development expenses primarily consist of salaries and benefits for research and development personnel, materials, office rental expense, general expenses and depreciation expenses associated with research and development activities.

Advertising Expense

Advertising expense

Advertising expense are expensed as incurred and included in selling and marketing expenses. Total advertising expenses were RMB13,474, RMB7,586 and RMB25,362 for the years ended December 31, 2016, 2017 and 2018, respectively.

Government Subsidies

Government subsidies

Government subsidies represent government grants received from local government authorities to encourage the Group’s technology and innovation.

The Group records such government subsidies as other income when it has fulfilled all of its obligation related to the subsidy.

During the years ended December 31, 2016, 2017 and 2018, the Group recognized RMB14,726, RMB6,719 and RMB9,679 as subsidy income, respectively. As of December 31, 2018, subsidies of RMB8,888 were recorded as other current liabilities and RMB56,249 were recorded as other non-current liabilities as the Group has to meet certain performance conditions required by the government authorities.

Income Taxes

Income taxes

Current income taxes are provided for in accordance with the laws of the relevant tax authorities. Deferred income taxes are recognized when temporary differences exist between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statements. Net operating loss carry forwards and credits are applied using enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more-likely-than-not that a portion of or all of the deferred tax assets will not be realized.

2. SIGNIFICANT ACCOUNTING POLICIES - continued

Income taxes – continued.

The Group accounts for uncertain tax positions by reporting a liability for unrecognized tax benefits resulting from uncertain tax positions taken or expected to be taken in a tax return. Tax benefits are recognized from uncertain tax positions when the Group believes that it is more likely than not that the tax position will be sustained on examination by the taxing authorities based on the technical merits of the position. The Group recognizes interest and penalties, if any, related to unrecognized tax benefits in income tax expense.

Share-based Payment

Share-based payment

Share-based payment transactions with employees, such as share options are measured based on the grant date fair value of the equity instrument. The Group has elected to recognize compensation expenses using the straight-line method for all employee equity awards granted with graded vesting provided that the amount of compensation cost recognized at any date is at least equal to the portion of the grant-date value of the options that are vested at that date, over the requisite service period of the award, which is generally the vesting period of the award.

Comprehensive Income

Comprehensive income

Comprehensive income consists of two components, net income and other comprehensive income, net of tax. Other comprehensive income refers to revenue, expenses, and gains and losses that are recorded as an element of shareholders’ equity but are excluded from net income. The Group’s other comprehensive income consists of foreign currency translation adjustments from its subsidiaries not using the RMB as their functional currency and the fair value change of available-for-sale investments of the Group. Comprehensive income is reported in the consolidated statements of comprehensive income.

Foreign Currencies

Foreign currencies

The functional currency of the Company outside of the PRC is the US$. The reporting currency of the Company is the RMB. The Company’s subsidiaries, consolidated VIEs and VIEs’ subsidiaries with operations in the PRC, Hong Kong, the United States and other jurisdictions generally use their respective local currencies as their functional currencies. The financial statements of the Company’s subsidiaries, other than the subsidiaries and consolidated VIEs with the functional currency of RMB, are translated into RMB using the exchange rate as of the balance sheet date for assets and liabilities and the average daily exchange rate for each month for income and expense items. Translation gains and losses are recorded in accumulated other comprehensive income or loss as a component of shareholders’ equity.

In the financial statements of the Company’s subsidiaries and consolidated VIEs and VIEs’ subsidiaries, transactions in currencies other than the functional currency are measured and recorded in the functional currency using the exchange rate in effect at the date of the transaction. At the balance sheet date, monetary assets and liabilities that are denominated in currencies other than the functional currency are translated into the functional currency using the exchange rate at the balance sheet date. All gains and losses arising from foreign currency transactions are recorded in the consolidated statements of operations during the year in which they occur. For the years ended December 31, 2016, 2017 and 2018, the transaction (losses)/gains amounted to RMB(5,773), RMB779 and RMB(7,588) and were recorded in general and administrative expenses.

RMB is not a freely convertible currency. The State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into other currencies. The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market. The Group’s cash and cash equivalents denominated in US$ amounted to RMB98,537, RMB66,494 and RMB513,526 as of December 31, 2016, 2017 and 2018, respectively.

Convenience Translation

Convenience translation

Translations of balances in the consolidated balance sheets, consolidated statements of operations and consolidated statements of cash flows from RMB into US$ as of and during the year ended December 31, 2018 is solely for the convenience of the reader and were calculated at the rate of US$1.00 = RMB6.8755, representing the rate as certified by the statistical release of the Federal Reserve Board of United States on December 31, 2018. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into U.S. dollar at that rate on December 31, 2018, or at any other rate.

(Loss)/Net Income Per Share

2. SIGNIFICANT ACCOUNTING POLICIES - continued

(Loss)/Net income per share

Basic (loss)/net income per ordinary share is computed by dividing net income (loss) attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period.

The Group’s convertible redeemable participating preferred shares are participating securities as they participate in undistributed earnings on an as-if converted basis. The Group determined that the nonvested restricted shares owned by the founders are participating securities as the holders of these nonvested restricted shares have nonforfeitable rights to receive dividends with all ordinary shares but these nonvested restricted shares do not have a contractual obligation to fund or otherwise absorb the Group’s loss. Accordingly, the Group uses the two-class method, whereby undistributed net income is allocated on a pro rata basis to the ordinary shares, preferred shares and nonvested restricted shares held by the founders to the extent that each class may share income in the year; whereas the undistributed net loss for the year is allocated to ordinary shares only because the convertible redeemable participating preferred shares and nonvested restricted shares owned by the founders are not contractually obligated to share the loss.

Diluted (loss)/income per ordinary share reflect the potential dilution that would occur if securities were exercised or converted into ordinary shares. The Group had convertible redeemable participating preferred shares, share options, restricted shares and restricted stock units which could potentially dilute basic (loss)/ income per ordinary share in the future. To calculate the number of shares for diluted (loss)/income per ordinary shares, the effect of the convertible redeemable participating preferred shares is computed using the as-if-converted method; the effect of the share options, restricted shares and restricted stock units is computed using the treasury stock method.

Concentration of Credit Risk

Concentration of credit risk

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of cash and cash equivalents, term deposits, accounts receivable and revenue. The Group places its cash and cash equivalents with financial institutions with high credit ratings and quality.

The Group conducts credit evaluations of third-party customers and related parties, and generally does not require collateral or other security from its third-party customers and related parties. The Group establishes an allowance for doubtful accounts primarily based upon the age of the receivables and factors surrounding the credit risk of specific third-party customers and related parties.

Accounts receivable concentration of credit risk is as below:

As of December 31,
	2017	2018
	RMB	RMB
Company A	18,782(57.1%)	10,600(18.0%)
Company B	—	25,264(42.9%)
Total	18,782(57.1%)	35,864(60.9%)

Amount due from related parties concentration of credit risk is as below:

As of December 31,
	2017	2018
	RMB	RMB
Company C	566,732(98.0%)	631,204(96.2%)
Total	566,732(98.0%)	631,204(96.2%)

2. SIGNIFICANT ACCOUNTING POLICIES - continued

Concentration of credit risk – continued

Revenue generated from Company C accounted for 93.1%, 86.6% and 76.8% of total revenue during the year ended December 31, 2016, 2017 and 2018, respectively. Company C is subsidiary of a company controlled by one of the Group’s shareholders (see note 22).

For the years ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Company C	1,448,960(93.1%)	1,773,595(86.6%)	2,798,824 (76.8%)
Total	1,448,960(93.1%)	1,773,595(86.6%)	2,798,824 (76.8%)

Supplier Concentration

Supplier Concentration

The Group relies on third parties for the supply and manufacturing of its products, as well as third-party logistics providers. In instances where these parties fail to perform their obligations, the Group may be unable to find alternative suppliers or satisfactorily deliver its products to its customers on time, if at all.

For the year ended December 31, 2018, 38.6% of its raw materials were purchased through Company D, but numerous alternate sources of supply are readily available on comparable terms.

Newly Adopted Accounting Pronouncements and Recent Accounting Pronouncements Not Yet Adopted

Newly adopted accounting pronouncements

On January 1, 2018, the Group adopted Accounting Standards Update (ASU) 2014-09, Revenue from Contracts with Customers (Topic 606). Under the standard, revenue is recognized when a customer obtains control of promised goods or services in an amount that reflects the consideration the entity expects to receive in exchange for those goods or services.

In addition, the standard requires disclosure of the nature, amount, timing and uncertainty of revenue and cash flows arising from contracts with customers. The Group applied the five-step method outlined in Topic 606 to all revenue streams and elected to adopt the standard using the modified retrospective method. The additional disclosures required by the ASU have been included in Note 2 and Note 13.

The adoption of Topic 606 did not have a significant impact on revenue recognized on sales from the Group's self-branded products; however, it did have a significant impact on revenue recognized on sales under the Group's cooperation agreement with one customer. Under the accounting standards in effect in the prior period, the second instalment payment in the Group's cooperation agreement, calculated as 50 percent of the future net profits from commercial sales made by the customer, was considered contingent and recognized in the period following the commercial sale by the customer, which is when the fee became fixed or determinable.

Under Topic 606, revenue related to the second instalment payment in the Group's cooperation agreement is considered variable consideration and the amount determined to be not probable of significant future reversal, which is the entire second instalment amount, is included in the transaction price utilizing the expected value method.

As a result of the adoption, the Group recognized the following impact for the year ended and as of December 31, 2018:

	For the year ended December 31,
	Under ASC 605	Impact	Under ASC 606
	RMB	RMB	RMB
Revenue	3,645,385	(50)	3,645,335
Amount due from related parties	623,120	33,279	656,399
Retained earnings at beginning	131,192	33,329	164,521

2. SIGNIFICANT ACCOUNTING POLICIES - continued

The adoption of the standard had no impact to net cash from or used in operating, investing, or financing activities in the Group’s consolidated statement of cash flows. Please refer to Note 13 for more information on disaggregate of revenue with customers.

In January 2016, the FASB issued a new pronouncement ASU 2016-01 Financial Instruments-Overall: Recognition and Measurement of Financial Assets and Financial Liabilities. The ASU requires equity investments (except those accounted for under the equity method of accounting or those that result in consolidation of the investee) to be measured at fair value with changes in fair value recognized in net income. The ASU also requires an entity to present separately in other comprehensive income the portion of the total change in the fair value of a liability resulting from a change in the instrument-specific credit risk when the entity has elected to measure the liability at fair value in accordance with the fair value option for financial instruments.

ASU 2016-01 was further amended in February 2018 by ASU 2018-03, "Technical Corrections and Improvements to Financial Instruments—Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities". This update was issued to clarify certain narrow aspects of guidance concerning the recognition of financial assets and liabilities established in ASU 2016-01. This includes an amendment to clarify that an entity measuring an equity security using the measurement alternative may change its measurement approach to a fair valuation method in accordance with Topic 820, Fair Value Measurement, through an irrevocable election that would apply to that security and all identical or similar investments of the same issued.

ASU 2016-01 and ASU 2018-03 are effective for public companies for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. Adoption of the amendment must be applied by means of a cumulative-effect adjustment to the balance sheet as of the beginning of the fiscal year of adoption, except for amendments related to equity instruments that do not have readily determinable fair values which should be applied prospectively.

The Group has adopted the new standard as of January 1, 2018, which did not result in a material impact on its consolidated financial statements.

In January 2017, the FASB issued ASU 2017-01, Business Combinations (Topic 805): Clarifying the Definition of a Business. The purpose of ASU 2017-01 is to change the definition of a business to assist entities with evaluating when a set of transferred assets and activities is a business. ASU 2017-01 became effective for the Company on January 1, 2018. The adoption of this standard did not have a material impact on the Company’s consolidated financial statements.

Recent accounting pronouncements not yet adopted

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842). The guidance supersedes existing guidance on accounting for leases with the main difference being that operating leases are to be recorded in the statement of financial position as right-of-use assets and lease liabilities, initially measured at the present value of the lease payments. For operating leases with a term of 12 months or less, a lessee is permitted to make an accounting policy election not to recognize lease assets and liabilities. For public companies, the guidance is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. Early application of the guidance is permitted. In July 2018, ASU 2016-02 was updated with ASU 2018-11, Targeted Improvements to ASC 842, which provides entities with relief from the costs of implementing certain aspects of the new leasing standard. Specifically, under the amendments in ASU 2018-11, (1) entities may elect not to recast the comparative periods presented when transitioning to ASC 842 and (2) lessors may elect not to separate lease and nonlease components when certain conditions are met. Before ASU 2018-11 was issued, transition to the new lease standard required application of the new guidance at the beginning of the earliest comparative period presented in the financial statements. The Group is in the process of completing its evaluation of the effect of the adoption of this ASU and expects the adoption will result in an increase in the assets and liabilities on the consolidated balance sheet for the operating leases and will have insignificant impact on its consolidated statements of operations and cash flows.

On June 16, 2016, the FASB issued ASU 2016-13, Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments and subsequently in November 2018, ASU 2018-19, Codification Improvements to Topic 326, Financial Instruments - Credit Losses. The ASUs amend the accounting for credit losses on available-for-sale debt securities and purchased financial assets with credit deterioration. In addition, these amendments require the measurement of all expected credit losses for financial assets, including trade accounts receivable, held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. This guidance and related amendments is effective for annual reporting periods beginning after December 15, 2019, including interim periods therein. Early application is permitted for all organizations for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018.  The Group is currently assessing the impact this guidance will have on its consolidated financial statements.

In January 2017, the FASB issued ASU 2017-04, addressing concerns regarding the cost and complexity of the two-step goodwill impairment test, the amendments in this ASU remove the second step of the test. An entity will apply a one-step quantitative test and record the amount of goodwill impairment as the excess of a reporting unit’s carrying amount over its fair value, not to exceed the total amount of goodwill allocated to the reporting unit. The new guidance does not amend the optional qualitative assessment of goodwill impairment. For public entities, the amendments are effective for annual and interim goodwill impairment tests in fiscal years beginning after December 15, 2019. For public entities, the ASU’s amendments are effective for annual and interim goodwill impairment tests in fiscal years beginning after December 15, 2020. For all other entities, including not-for-profit entities, the ASU’s amendments are effective for annual and interim

2. SIGNIFICANT ACCOUNTING POLICIES - continued

goodwill impairment tests in fiscal years beginning after December 15, 2021. Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017. The Group is in the process of evaluating the impact that this pronouncements on its consolidated financial statements.

In August 2018, the FASB issued ASU 2018-13, Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement to ASC Topic 820, Fair Value Measurement ("ASC 820"). ASU 2018-13 modifies the disclosure requirements for fair value measurements by removing, modifying, and/or adding certain disclosures. ASU 2018-13 is effective for interim and annual reporting periods in fiscal years beginning after December 15, 2019. An entity is permitted to early adopt by modifying existing disclosures and delay adoption of the additional disclosures until the effective date. The Group is evaluating the effect that adoption of this guidance will have on its consolidated financial statements and related disclosures.